Income Tax (Details) - Schedule of the Valuation Allowance - Clean Earth Acquisitions Corp [Member]	12 Months Ended
Dec. 31, 2022 USD ($)
Valuation Allowance [Line Items]
Valuation allowance at beginning of year	$ 534
Increases recorded to income tax provision	499,117
Decreases recorded to income tax provision
Valuation allowance at end of year	$ 499,651